CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,745,809)	$ (10,426,357)	$ (4,422,527)
Items not affecting cash:
Share of net income of Silverback	(152,179)	(155,453)	(75,069)
Mark-to-market loss (gain) on derivative royalty asset	(269,236)	235,223	0
Depletion and amortization	872,213	2,347,535	715,945
Interest and accretion expense	424,104	818,371	701,011
Finance charges	187,680	181,970	334,410
Share-based payments	1,632,131	5,324,268	1,564,752
Deferred income tax expense (recovery)	305,708	(111,817)	(181,063)
Fair value adjustment on marketable securities	(17,851)	9,305	(9,575)
Unrealized foreign exchange effect	(35,291)	49,150	23,729
Total items not affecting cash before changes in non-cash working capital items	(1,798,530)	(1,727,805)	(1,348,387)
Payments received from derivative royalty asset	0	2,640,805	0
Changes in non-cash working capital items:
Accounts receivable	(595,556)	34,977	71,513
Prepaid expenses and other	(536,952)	34,183	60,748
Trade and other payables	354,327	(683,193)	21,308
Net cash provided by (used in) operating activities	(2,576,711)	298,967	(1,194,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(4,416,619)	(36,506,829)	(3,683,997)
Acquisition of derivative royalty asset	(265,500)	0	0
Dividend received from Silverback	0	483,846	238,685
Net cash used in investing activities	(4,682,119)	(36,022,983)	(3,445,312)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	168,343	281,712	742,004
Proceeds from exercise of share purchase warrants	2,432,914	0	2,660,172
Proceeds from ATM, net of share issue costs	2,864,210	26,660,317	0
Dividend paid	0	0	(1,244,857)
Proceeds from convertible loans facility	3,833,768	6,383,148	5,367,275
Repayment of loan principal	0	0	(2,044,357)
Interest paid	(219,164)	(376,428)	(460,037)
Finance charges paid	(187,680)	(181,970)	(334,410)
Net cash provided by financing activities	8,892,391	32,766,779	4,685,790
Effect of exchange rate changes on cash and cash equivalents	65,934	1,579	25,335
Changes in cash and cash equivalents during period	1,699,495	(2,955,658)	70,995
Cash and cash equivalents, beginning of period	3,600,409	5,299,904	3,529,414
Cash and cash equivalents, end of period	$ 5,299,904	$ 2,344,246	$ 3,600,409